Reporting Segments (Tables)	12 Months Ended
Dec. 31, 2021
Text block [Abstract]
Schedule of Interest Income and Expense by Geographic Areas

The information on interest income and interest expenses for the years ended December 31, 2021, 2020 and 2019 of the aforementioned reporting segments is presented below:

	2021			2020			2019
	Chile	Colombia	Total	Chile	Colombia	Total	Chile	Colombia	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Interest income	1,324,275	363,227	1,687,502	1,116,943	432,731	1,549,674	1,245,465	528,175	1,773,640
Interest expense	(580,997)	(130,198)	(711,195)	(490,729)	(192,508)	(683,237)	(631,279)	(241,943)	(873,222)
Net interest income	743,278	233,029	976,307	626,214	240,223	866,437	614,186	286,232	900,418

Schedule of Assets and Liabilities by Segment

		As of December 31, 2021
	Note	Chile	Colombia	Total
		MCh$	MCh$	MCh$
Cash and deposits in banks	5a)	2,867,539	605,853	3,473,392
Cash items in process of collection	5b)	438,149	347	438,496
Financial instruments at fair value through profit or loss	6	91,817	240,907	332,724
Financial instruments at fair value through other comprehensive income	11	3,291,135	369,315	3,660,450
Loans and accounts receivable at amortized cost and interbank loans	9-10	19,300,174	4,575,928	23,876,102
Investment in associates	12	9,152	—	9,152
Financial instruments at amortized cost	11	—	187,455	187,455
Investments under resale agreements	7	171,810	434,368	606,178
Financial derivative contracts	8	2,877,969	102,957	2,980,926
Intangible assets (*)	13	663,503	35,841	699,344
Property, plant, and equipment	14	47,139	24,794	71,933
Right of use assets under lease agreements	15	90,504	20,277	110,781
Current taxes	16	20,584	37,600	58,184
Deferred taxes	16	198,698	73,513	272,211
Other assets	17a)	738,346	72,175	810,521
Other non-current assets held for sale	17b)	7,611	4,783	12,394
TOTAL ASSETS		30,814,130	6,786,113	37,600,243

		As of December 31, 2021
	Note	Chile	Colombia	Total
		MCh$	MCh$	MCh$
LIABILITIES
Deposits and other demand liabilities	18a)	4,641,522	2,934,573	7,576,095
Cash in process of being cleared	5b)	424,358	—	424,358
Obligations under repurchase agreements	7b)	212,356	253,650	466,006
Time deposits and other time liabilities	18b)	8,789,515	1,307,928	10,097,443
Financial derivative contracts	8	2,853,791	71,796	2,925,587
Interbank borrowings	19	4,263,230	655,193	4,918,423
Debt instruments issued	20	5,983,249	779,591	6,762,840
Other financial liabilities	20	42,435	—	42,435
Lease contracts liabilities	15	93,497	22,047	115,544
Current taxes	16	393	939	1,332
Deferred taxes	16	—	—	—
Provisions	21	157,113	78,234	235,347
Other liabilities	22a)	614,472	95,140	709,612
Liabilities directly associated with non-current assets held for sale	22b)	—	—	—
TOTAL LIABILITIES		28,075,931	6,199,091	34,275,022

(*)    This includes goodwill generated in business combination between Itaú Chile and Corpbanca totaling MCh$492,512 as of December 31, 2021.

Note 4 - Reporting Segments, continued

		As of December 31, 2020
	Note	Chile	Colombia	Total
		MCh$	MCh$	MCh$
Cash and deposits in banks	5a)	2,761,202	327,870	3,089,072
Cash items in process of collection	5b)	173,099	93	173,192
Financial instruments at fair value through profit or loss	6	145,671	437,039	582,710
Financial instruments at fair value through other comprehensive income	11	3,353,241	617,658	3,970,899
Loans and accounts receivable at amortized cost and interbank loans	9-10	17,503,371	4,079,858	21,583,229
Investment in associates	12	7,149	—	7,149
Financial instruments at amortized cost	11	7,202	104,340	111,542
Investments under resale agreements	7	84,173	21,407	105,580
Financial derivative contracts	8	3,817,286	165,517	3,982,803
Intangible assets (*)	13	682,695	35,988	718,683
Property, plant, and equipment	14	56,756	23,859	80,615
Right of use assets under lease agreements	15	117,513	28,495	146,008
Current taxes	16	44,976	19,723	64,699
Deferred taxes	16	264,668	47,888	312,556
Other assets	17a)	453,702	88,931	542,633
Other non-current assets held for sale	17b)	10,818	4,260	15,078
TOTAL ASSETS		29,483,522	6,002,926	35,486,448

		As of December 31, 2020
	Note	Chile	Colombia	Total
		MCh$	MCh$	MCh$
LIABILITIES
Deposits and other demand liabilities	18a)	3,939,501	2,257,905	6,197,406
Cash in process of being cleared	5b)	154,231	1	154,232
Obligations under repurchase agreements	7b)	399,593	239,258	638,851
Time deposits and other time liabilities	18b)	9,984,010	1,449,054	11,433,064
Financial derivative contracts	8	3,494,611	178,980	3,673,591
Interbank borrowings	19	3,393,160	405,818	3,798,978
Debt instruments issued	20	5,472,392	732,464	6,204,856
Other financial liabilities	20	13,123	—	13,123
Lease contracts liabilities	15	125,265	26,620	151,885
Current taxes	16	596	1,170	1,766
Deferred taxes	16	—	237	237
Provisions	21	33,310	101,780	135,090
Other liabilities	22a)	619,955	80,079	700,034
Liabilities directly associated with non-current assets held for sale	22b)	—	—	—
TOTAL LIABILITIES		27,629,747	5,473,366	33,103,113

(*)    This includes goodwill generated in business combination between Itaú Chile and Corpbanca totaling MCh$492,512 as of December 31, 2020.

Schedule of Income by Segment

	2021			2020			2019
	Chile	Colombia	Total	Chile	Colombia	Total	Chile	Colombia	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Net interest income	743,278	233,029	976,307	626,214	240,223	866,437	614,186	286,232	900,418
Net fee and commission income	123,612	29,930	153,542	108,140	32,859	140,999	138,007	36,397	174,404
Net income from financial operations	11,934	43,976	55,910	25,031	85,856	110,887	152,600	(8,966)	143,634
Net foreign exchange gain (loss)	169,188	(20,023)	149,165	(20,491)	(53,973)	(74,464)	(24,389)	52,015	27,626
Other operating income	15,295	13,983	29,278	16,588	48,990	65,578	20,460	24,512	44,972
Provision for loan losses	(184,155)	(78,285)	(262,440)	(310,429)	(155,801)	(466,230)	(295,116)	(87,562)	(382,678)
NET OPERATING PROFIT	879,152	222,610	1,101,762	445,053	198,154	643,207	605,748	302,628	908,376
Depreciation and amortization	(82,479)	(19,104)	(101,583)	(96,117)	(30,327)	(126,444)	(86,593)	(40,573)	(127,166)
Operating expenses (*) (**)	(420,962)	(187,062)	(608,024)	(896,152)	(559,182)	(1,455,334)	(394,271)	(215,096)	(609,367)
OPERATING INCOME (LOSS)	375,711	16,444	392,155	(547,216)	(391,355)	(938,571)	124,884	46,959	171,843
Income from investment in associates	(1,610)	1,323	(287)	(2,794)	—	(2,794)	800	(268)	532
Income taxes	(118,366)	2,735	(115,631)	73,965	41,245	115,210	(33,393)	(14,460)	(47,853)
CONSOLIDATED INCOME (LOSS) FOR THE YEAR	255,735	20,502	276,237	(476,045)	(350,110)	(826,155)	92,291	32,231	124,522

(*)   Includes personnel salaries and expenses, administrative expenses, impairment, and other operating expenses

(**) As of December 31, 2020, includes the recognition of an impairment loss of MCh$814,879. The impairment is broken down into MCh$651,825 corresponding to the impairment on Goodwill, MCh$412,356 and MCh$239,469 of CGUs of Chile and Colombia, respectively, and MCh$113,911 corresponding to the intangibles generated in the business combination of the CGU Colombia. Intangible assets include impairment on Software and Licenses of MCh$38,849, which is broken down into MCh$34,524 and MCh$4,325 in the Chile CGU and Colombia CGU, respectively. In addition, the Chile CGU includes impairment of property, plant and equipment for MCh$10,294.